UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0358
Columbia Fixed Income Securities Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

COLUMBIA FIXED INCOME SECURITIES FUND

November 30, 2004 (unaudited)

	Par ($)	Value ($)*
U.S. Government & Agency Securities - 43.6%
U.S. Treasury Notes & Bonds - 4.1%
U.S. Treasury Bond,
6.250% 08/15/23	1,000,000	1,147,422
U.S. Treasury Inflation Index Note,
3.625% 01/15/08	6,288,231	6,886,581
U.S. Treasury Notes:
3.500% 11/15/06	2,500,000	2,523,437
4.875% 02/15/12	2,400,000	2,515,687
U.S. Treasury Notes & Bonds Total		13,073,127

Federal Home Loan Mortgage Corp. (FHLMC) - 17.7%
2.250% 09/13/05	3,060,000	3,049,103
3.500% 10/01/18	4,898,895	4,623,240
4.500% 05/01/19	31,237,690	31,048,032
5.000% 05/01/34	2,555,770	2,527,161
5.500% 09/01/34	5,150,882	5,218,027
5.500% 12/01/17 - 07/01/19	4,906,091	5,063,801
6.000% 05/01/17 - 07/01/17	4,418,093	4,631,828
6.500% 08/01/32	241,349	253,181
Federal Home Loan Mortgage Corp. (FHLMC) Total		56,414,373

Federal National Mortgage Association (FNMA) - 3.9%
5.000% 06/01/18 - 08/01/18	9,866,393	10,011,857
5.976% 06/01/32 (a)	88,610	89,958
6.000% 03/01/09	947,916	968,978
6.000% 08/01/34	368,959	381,201
6.098% 07/01/32 (a)	961,211	976,639
6.500% 07/01/32	89,305	93,773
Federal National Mortgage Association (FNMA) Total		12,522,406

Federal Housing Administration (FHA) - 0.7%
FHA Insured Project,
8.625% 05/01/23	2,094,106	2,104,577
Federal Housing Administration (FHA) Total		2,104,577

Government National Mortgage Association (GNMA) - 1.2%
5.000% 06/15/34	2,683,482	2,672,700
To Be Announced,
6.000% 05/15/33	1,252,575	1,297,044
Government National Mortgage Association (GNMA) Total		3,969,744

Agency Collateralized Mortgage Obligations - 16.0%
FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.:
Series 1558, Class C, 6.500% 07/15/23	83,422	83,374
Series 1602, Class PJ, 6.500 10/15/23	510,000	542,656

Series 2113, Class MU, 6.500% 08/15/27	59,172	59,116
Series 2462, Class JE, 6.500% 11/15/30	2,547,583	2,598,335
Series 2500, Class PE, 6.000% 06/15/31	5,231,578	5,360,441
Series 2687, Class MQ, 4.500% 10/15/18	3,166,000	3,192,189
Series 2689, Class PC, 4.000% 09/15/15	3,620,000	3,554,334
Series 2695, Class AT, 4.000% 10/15/26	7,720,000	7,715,146
Series 2695, Class BO, 4.500% 08/15/28	2,430,000	2,396,184
Series 2695, Class DB, 4.000% 09/15/15	3,155,000	3,132,655
Series 2695, Class DG, 4.000% 10/15/18	9,000,000	8,251,313
Series 2700, Class PD, 4.500% 02/15/27	2,050,000	2,046,123
Series 2702, Class AB, 4.500% 07/15/27	6,880,000	6,866,990
FNMA Gtd. Remic Pass Thru Ctfs.:
Remic Tr. 1996-W2, Class A7, 7.800% 06/25/26	499,648	526,952
Remic Tr. 2001-56, Class KD, 6.500% 07/25/30	675,737	678,444
Remic Tr. 2003-87, Class TG, 4.500% 11/25/14	2,050,000	2,050,604
GNMA Gtd. Remic Pass Thru Ctfs.,
Remic Tr. 2003-97, Class NC, 4.500% 04/16/28	2,090,000	2,090,802
Agency Collateralized Mortgage Obligations Total		51,145,658
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES (Cost of $138,748,699)		139,229,885

Corporate Notes & Bonds - 41.5%
Industrials - 24.2%
Airgas, Inc., 9.125% 10/01/11	140,000	156,800
Alcan, Inc., 7.250% 03/15/31	1,400,000	1,643,012
Allied Waste North America, Inc.:
6.375% 04/15/11	80,000	76,000
7.375% 04/15/14	225,000	211,500
AmerisourceBergen Corp., 8.125% 09/01/08	150,000	165,375
Anheuser-Busch Companies, Inc., 5.750% 04/01/10	530,000	565,791
Anthem, Inc., 6.800% 08/01/12	1,550,000	1,729,289
Arch Western Finance, 7.500% 07/01/13	210,000	221,550
AT&T Wireless Services, Inc., 8.750% 03/01/31	1,200,000	1,567,944

Autonation, Inc., 9.000% 08/01/08	200,000	229,000
Ball Corp., 7.750% 08/01/06	375,000	399,375
Boeing Co.:
5.125% 02/15/13	335,000	341,945
6.125% 02/15/33	1,475,000	1,533,351
Boise Cascade LLC, 7.125% 10/15/14 (b)	200,000	210,000
Canadian National Railway Co., 7.195% 01/02/16	1,906,913	2,215,565
Chesapeake Energy Corp.:
7.500% 09/15/13	320,000	353,600
8.375% 11/01/08	65,000	69,875
Cinemark USA, Inc., 9.000% 02/01/13	185,000	212,750
Comcast Corp., 7.050% 03/15/33	870,000	964,630
Constellation Brands, Inc., 8.000% 02/15/08	350,000	383,250
Corrections Corp. of America, 7.500% 05/01/11	275,000	292,875
Costco Wholesale Corp., 5.500% 03/15/07	1,900,000	1,984,132
Cott Beverages, Inc., 8.000% 12/15/11	345,000	375,187
Couche-Tard, 7.500% 12/15/13	170,000	184,450
Cox Communications, Inc., 7.875% 08/15/09	235,000	263,710
Cox Enterprises, Inc., 8.000% 02/15/07 (b)	1,350,000	1,458,864
DaimlerChrysler NA Holding Corp., 8.500% 01/18/31	1,175,000	1,413,020
Deutsche Telekom International Finance BV, 8.500% 06/15/10	1,390,000	1,647,039

Devon Energy Corp., 7.95% 04/15/32	1,550,000	1,932,401
Dex Media East LLC, 12.125% 11/15/12	75,000	91,875
Dex Media West LLC, 5.875% 11/15/11(b)	90,000	89,100
Diageo Capital PLC, 3.375% 03/20/08	1,570,000	1,549,512
DirecTV Holdings, 8.375% 03/15/13	245,000	276,237
Domino’s, Inc., 8.250% 07/01/11	50,000	54,750
EchoStar DBS Corp.:
5.750% 10/01/08	320,000	324,800
6.625% 10/01/14 (b)	105,000	106,575
Emmis Operating Co., 6.875% 05/15/12	75,000	78,750
EquiStar Chemicals LP: 10.125% 09/01/08	25,000	28,688
10.625% 05/01/11	100,000	115,750
Ethyl Corp., 8.875% 05/01/10	50,000	55,250
Finlay Fine Jewelry Corp., 8.375% 06/01/12	70,000	76,300
Fisher Scientific International., 6.750% 08/15/14 (b)	115,000	123,625
Freescale Semiconductor, Inc., 6.875% 07/15/11	175,000	188,125
General Electric Co., 5.000% 02/01/13	2,875,000	2,918,125
General Mills, Inc., 2.625% 10/24/06	1,915,000	1,886,218
Grant Prideco, Inc.:
9.000% 12/15/09	360,000	401,400
9.625% 12/01/07	40,000	45,200
Group 1 Automotive, Inc., 8.250% 11/15/13	80,000	85,000
Hasbro, Inc., 6.150% 07/15/08	250,000	266,250
HCA, Inc., 6.950% 05/01/12	235,000	245,117
Hornbeck Offshore Services, Inc., 6.125% 12/01/14 (b)	100,000	100,000
International Business Machines Corp., 5.875% 11/29/32	2,000,000	2,058,160
International Paper Co., 4.250% 01/15/09	510,000	508,863
Iron Mountain, Inc., 8.625% 04/01/13	255,000	270,300
ITT Corp., 6.750% 11/15/05	70,000	72,012

John Deere Capital Corp., 3.900% 01/15/08	1,400,000	1,406,342
K2, Inc., 7.375% 07/01/14 (b)	125,000	137,188
KB Home, 8.625% 12/15/08	350,000	396,375
Kennametal, Inc., 7.200% 06/15/12	165,000	178,776
Key Energy Services, Inc., 6.375% 05/01/13	60,000	60,900
Kinder Morgan Energy Partners LP, 6.750% 03/15/11	1,500,000	1,659,915
Kroger Co., 7.650% 04/15/07	1,450,000	1,569,175
L-3 Communications Corp.:
6.125% 07/15/13	5,000	5,150
7.625% 06/15/12	335,000	365,988
Lamar Media Corp., 7.250% 01/01/13	225,000	244,687
LIN Television Corp., 6.500% 05/15/13	200,000	207,000
Lockheed Martin Corp., 8.500% 12/01/29	1,175,000	1,531,295
Lowe’s Companies, Inc., 6.500% 03/15/29	1,510,000	1,670,498
MacDermid, Inc., 9.125% 07/15/11	115,000	128,225
Marathon Oil Corp., 6.800% 03/15/32	1,000,000	1,094,270
Markwest Energy Partners, 6.875% 11/01/14 (b)	90,000	91,575
MGM Mirage, Inc.:
6.000% 10/01/09	225,000	230,344
9.750% 06/01/07	150,000	166,875
Nalco Co., 7.750% 11/15/11	75,000	81,000
Newell Rubbermaid, Inc., 4.000% 05/01/10	1,845,000	1,772,252
Newfield Exploration Co., 6.625% 09/01/14 (b)	240,000	255,600
Nextel Communications, Inc.:
6.875% 10/31/13	40,000	43,200
7.375% 08/01/15	350,000	385,000
Occidental Petroleum Corp., 4.250% 03/15/10	1,825,000	1,812,444
Offshore Logistics, Inc., 6.125% 06/15/13	205,000	211,150
Omnicare, Inc., 8.125% 03/15/11	290,000	310,300
Owens Brockway Glass Container, 6.750% 12/01/14 (b)	25,000	25,094

Owens-Illinois, Inc.:
7.350% 05/15/08	100,000	104,250
7.500% 05/15/10	40,000	42,150
Park Place Entertainment Corp., 9.375% 02/15/07	350,000	387,625
Peabody Energy Corp., 6.875% 03/15/13	340,000	368,050
Pepsi Bottling Holdings, Inc., 5.625% 02/17/09 (b)	2,050,000	2,174,496
Plains E & P Co., 7.125% 06/15/14	170,000	188,700
Pride International, Inc., 7.375% 07/15/14 (b)	205,000	227,550
Province Healthcare Co., 7.500% 06/01/13	250,000	285,000
R.H. Donnelley Financial Corp.:
10.875% 12/15/12	75,000	89,250
10.875% 12/15/12 (b)	160,000	190,400
Rogers Cable, Inc., 7.875% 05/01/12	345,000	378,638
Rogers Wireless, Inc.:
7.500% 03/15/15 (b)	20,000	20,850
8.000% 12/15/12 (b)	75,000	78,187
Royal Caribbean Cruises, Ltd.:
6.750% 03/15/08	80,000	85,400
6.875% 12/01/13	100,000	108,375
8.000% 05/15/10	35,000	39,375
8.750% 02/02/11	155,000	182,125
Russel Metals, Inc., 6.375% 03/01/14	135,000	137,025
Safeway, Inc., 4.950% 08/16/10	1,145,000	1,151,252
Scotts Co., 6.625% 11/15/13	175,000	185,938
Select Medical Corp., 9.500% 06/15/09	325,000	352,625
Sempra Energy, 4.750% 05/15/09	750,000	757,208
Silgan Holdings, Inc., 6.750% 11/15/13	285,000	295,687
Sinclair Broadcasting Group, Inc., 8.000% 03/15/12	190,000	199,025
Smurfit-Stone Container Corp.:
7.375% 07/15/14	95,000	101,887
9.750% 02/01/11	140,000	154,700
Speedway Motorsports, Inc., 6.750% 06/01/13	190,000	202,112
Sprint Capital Corp., 6.875% 11/15/28	950,000	1,011,351
Starwood Hotels & Resorts, 7.875% 05/01/12	105,000	120,094

Station Casinos, Inc., 6.875% 03/01/16	375,000	393,750
Suburban Propane Partners, 6.875% 12/15/13	100,000	103,500
Sun International Hotel, 8.875% 08/15/11	150,000	165,000
Synagro Technologies, Inc., 9.500% 04/01/09	100,000	108,000
TCI Communications, Inc., 7.250% 08/01/05	500,000	514,060
Teekay Shipping Corp., 8.875% 07/15/11	325,000	377,000
Time Warner, Inc., 6.625% 05/15/29	1,660,000	1,738,153
Toll Corp., 8.250% 12/01/11	350,000	386,750
TransDigm, Inc., 8.375% 07/15/11	175,000	188,562
Triad Hospitals, Inc.:
7.000% 05/15/12	250,000	264,375
7.000% 11/15/13	15,000	15,262
Unitedhealth Group, Inc., 3.375% 08/15/07	1,000,000	993,800
Union Pacific Corp., 3.875% 02/15/09	790,000	777,826
United Rentals NA, Inc., 7.750% 11/15/13	190,000	183,350
United Technologies Corp., 7.125% 11/15/10	1,900,000	2,168,622
Universal Compression, Inc., 7.250% 05/15/10	190,000	203,300
Verizon Global Funding Corp., 7.750% 12/01/30	2,500,000	2,994,775
Vintage Petroleum, Inc.:
7.875% 05/15/11	150,000	161,250
8.250% 05/01/12	25,000	27,875
Vodafone Group PLC, 7.750% 02/15/10	1,500,000	1,733,700
Wal-Mart Stores, Inc., 4.125% 02/15/11	1,020,000	1,009,637
Warner Music Group, 7.375 04/15/14 (b)	110,000	112,475
Waste Management, Inc., 7.375% 08/01/10	1,330,000	1,510,029
Westinghouse Air Brake, 6.875% 07/31/13	200,000	210,000
William Companies, Inc., 7.125% 09/01/11	30,000	33,000
8.125% 03/15/12	195,000	227,175
Wynn Las Vegas LLC, 6.625% 12/01/14 (b)	145,000	142,825
	Industrials Total	77,222,256
Financials - 13.6%
Allstate Financial Global Fund II, 2.625% 10/22/06 (b)	2,500,000	2,467,925

American General Finance Corp., 5.375% 09/01/09	850,000	885,130
Bear Stearns Co., Inc., 6.500% 05/01/06	1,635,000	1,709,180
Capital One Bank, 4.875% 05/15/08	1,025,000	1,050,338
CIT Group, Inc., 4.125% 02/21/06	1,060,000	1,072,052
Citigroup, Inc., 5.000% 09/15/14 (b)	3,655,000	3,661,762
Countrywide Home Loan Bank, 2.875% 02/15/07	1,000,000	982,410
Deluxe Corp., 3.500% 10/01/07 (b)	1,600,000	1,578,176
Extendicare Health Services.:
6.875% 05/01/14	65,000	65,975
9.500% 07/01/10	15,000	16,837
Ford Motor Credit Co., 7.375% 10/28/09	2,375,000	2,542,010
General Electric Capital Corp., 6.750% 03/15/32	665,000	757,302
General Motors Acceptance Corp., 7.750% 01/19/10	2,350,000	2,508,883
Genworth Financial, Inc., 4.750% 06/15/09	1,500,000	1,527,600
Goldman Sachs Group, Inc., 6.345% 02/15/34	1,550,000	1,574,397
Health Care Property Investors, Inc., 6.450% 06/25/12	1,410,000	1,519,430
Household Finance Corp., 6.400% 06/17/08	1,850,000	1,999,646
iStar Financial, Inc.:
5.125% 04/01/11	175,000	175,385
7.000% 03/15/08	150,000	161,320
8.750% 08/15/08	50,000	56,892
JPMorgan Chase & Co., 5.750% 01/02/13	2,545,000	2,678,282
Lehman Brothers Holdings, Inc., 4.000% 01/22/08	1,000,000	1,007,040
Merrill Lynch & Co., Inc., 4.125% 01/15/09	1,885,000	1,886,810
Morgan Stanley, 4.750% 04/01/14	1,530,000	1,480,076
SLM Corp., 5.125% 08/27/12	2,000,000	2,012,540
US Bank NA, 6.375% 08/01/11	3,000,000	3,299,610

Wachovia Corp., 4.875% 02/15/14	2,145,000	2,124,494
Wells Fargo & Co., 5.900% 05/21/06	2,600,000	2,704,182
Financials Total		43,505,684
Utilities - 0.9%
AES Corp., 7.750% 03/01/14	110,000	119,350
Centerpoint Energy Houston, 5.750% 01/15/14	1,400,000	1,464,050
Exelon Generation Co. LLC., 6.950% 06/15/11	1,300,000	1,457,846
Nevada Power Co., 5.875% 01/15/15 (b)	15,000	15,065
Northwestern Corp., 5.875% 11/01/14 (b)	10,000	10,312
Utilities Total		3,066,623

International - 2.8%
Hydro-Quebec, 6.970% 03/01/05	1,000,000	1,009,760
Quebec Province, 7.000% 01/30/07	2,490,000	2,674,683
Republic of Italy, 2.500% 03/31/06	2,750,000	2,733,912
United Mexican States, 7.500% 04/08/33	2,390,000	2,490,380
International Total		8,908,735
TOTAL CORPORATE NOTES & BONDS (Cost of $129,166,828)		132,703,298

Other Securitized Loans - 9.9%
Asset-Backed Securities - 4.0%
Cityscape Home Equity Loan Trust, Series 1997-4, Class A4, 7.440% 10/25/18 (a)	415,527	415,610
ContiMortgage Home Equity Loan Trust, Series 1999-3, Class A6, 7.680% 12/25/29 (a)	1,610,732	1,651,291
IMC Home Equity Loan Trust:
Series 1995-3, Class A5, 7.500% 04/25/26	1,261,569	1,298,939
Series 1997-3, Class A6, 7.520% 08/20/28	1,459,258	1,460,251
Series 1997-5, Class A9, 7.310% 11/20/28	3,611,005	3,616,386
Nationslink Funding Corp., Series 1999-SL, Class A5, 6.888% 05/10/07	3,120,000	3,354,749
New Century Home Equity Loan Trust, Series 1999-NCA, Class A7, 7.320% 07/25/29 (a)	310,239	320,077
Salomon Brothers Mortgage Securities VII, Inc., Series 1998-AQ1, Class A5, 7.150% 06/25/28	594,904	590,953
Asset-Backed Securities Total		12,708,256

Collateralized Mortgage Obligations - 5.9%
Bear Stearns Asset-Backed Securities, Inc., Series 2003-AC7, Class A1, 5.000% 01/25/34	5,491,393	5,524,012
Bear Stearns Mortgage Securities, Inc., Series 1996-2, Class A1, 12.679% 01/28/25 (a)	9,944	9,982
Countrywide Alternative Loan Trust, Series 2004-2cb, Class 1A4, 2.580% 03/25/34 (a)	3,806,471	3,803,268
Countrywide Home Loans, Inc.: Series 2002-5, Class 2A1, 6.000% 04/25/17	679,795	681,732
Series 2003-49, Class A9, 4.647% 12/19/33 (a)	4,066,345	4,000,023
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-11, Class 1A3, 7.000% 06/25/31	61,500	61,396
IMPAC Secured Assets Common Owner Trust, Series 2002-3, Class A3, 6.360% 08/25/32 (a)	671,319	673,138
Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.500% 07/25/33	4,211,707	4,192,118
Collateralized Mortgage Obligations Total		18,945,669

TOTAL OTHER SECURITIZED LOANS (Cost of $31,579,123)		31,653,925

Short-Term Obligations - 4.7%
U.S. Treasury Bill - 0.9%
1.957% 02/10/05	2,830,000	2,819,130

Repurchase Agreement - 3.8%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840%, collateralized by a U.S. Treasury Note maturing 02/15/10, market value of $12,454,006 (repurchase proceeds $12,206,624)	12,206,000	12,206,000

TOTAL SHORT-TERM OBLIGATIONS (Cost of $15,025,130)		15,025,130
Total Investments - 99.7% (Cost of $314,519,780) (c)(d)		318,612,238

Other Assets & Liabilities, Net - 0.3%		1,102,577

Net Assets - 100.0%		$319,714,815

Notes to Investment Portfolio:

*          Security Valuation

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

(a)        Variable rate security. The interest rate shown reflects the rate as of November 30, 2004.

(b)        Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the value of this security amounted to $13,277,644 which represents 4.2% of net assets.

(c)        Cost for federal income tax purposes is $315,394,602.

(d)        Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$5,087,745	$(1,870,109)	$3,217,636

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Fixed Income Securities Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005